Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	Academy Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001415726
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2011
Academy Select Opportunities Fund (Prospectus Summary) | Academy Select Opportunities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASELX

Academy Select Opportunities Fund (Prospectus Summary) | Academy Select Opportunities Fund
Academy Select Opportunities Fund
Investment Objective
The Academy Select Opportunities Fund seeks long-term capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Academy Select Opportunities Fund Investor Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees (applicable to shares sold or exchanged within 90 days of purchase)	2.00%
Exchange fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Academy Select Opportunities Fund Investor Class
Management fees		1.00%
Distribution and service (12b-1) fees		0.25%
Other expenses		3.37%
Affiliated fund fees and expenses		0.0004
Total annual fund operating expenses		4.66%
(Less fees waived/expenses reimbursed)	[1]	(2.66%)
Total annual fund operating expenses after fee waivers and expense reimbursements		2.00%
[1]	The Adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses do not exceed 2.00% of average daily net assets from April 30, 2011 through April 30, 2012. Pursuant to its expense limitation agreement with the Fund, the Adviser is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and reflects the Adviser's waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Academy Select Opportunities Fund Investor Class
Expense Example, With Redemption, 1 Year	203
Expense Example, With Redemption, 3 Years	1,166
Expense Example, With Redemption, 5 Years	2,136
Expense Example, With Redemption, 10 Years	4,589

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 20%
of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its objective by investing in a concentrated portfolio of equity securities that the Adviser believes offer high absolute-return potential. Absolute-return potential refers to the ability of an investment to produce positive returns regardless of the performance of its asset class. The
Fund's investment strategy should be considered aggressive in that the Adviser expects to purchase securities that have the potential for gains over the long term, but may be volatile and may decline in price over shorter periods. The
Fund invests primarily in U.S. equity securities (typically, common stock) but may, to a lesser extent, invests in equity securities of foreign companies. The
Fund may invest in companies of any size.

The Fund is designed to permit the Adviser to have considerable latitude in positioning the Fund's portfolio in the traditional securities market as well as the derivatives market (e.g., options trading strategies). The Adviser seeks to identify investment opportunities on a company-by-company basis, focusing on each investment opportunity individually, as opposed to focusing primarily on macro-economic or market trends. The Adviser applies fundamental analytical techniques to identify what it considers market mis-evaluations of companies and/or securities that present investment opportunities. The Adviser believes that the intrinsic, absolute-return potential of these investments is greater than any possible adverse macro-economic sentiment. The Adviser also believes that each investment opportunity must offer a compelling rationale and favorable risk/reward trade-offs to warrant consideration. In the absence of such opportunities, the Fund will hold cash or its equivalent. Consequently, the number and level of investments may vary significantly. The Fund will generally hold between 20 and 30 positions in the portfolio.

Although market conditions and other factors may cause deviations, the Adviser typically aims to maintain a portfolio with the following attributes:

·  Non-diversified portfolio driven by individual security/trade analysis

·  Primarily long positions, but may sell securities short or purchase/sell options

·  Highly variable regarding number and level of investments

·  Potential investments could include, but should not be considered limited to, the following: domestic and foreign equity and fixed income securities, exchange traded funds, mutual funds, and derivatives (based on underlying securities, commodities, funds and indices)

·  Potential for higher portfolio turnover rate

The Fund may invest in fixed-income securities if the Adviser feels that such securities offer an advantageous way to invest in a company, as either a direct investment or as a hedge to a direct investment. Fixed-income securities will generally be used to seek capital appreciation rather than to solely gain exposure to macro interest rates or credit spreads. To the extent that the Fund invests in fixed-income securities, it may invest in fixed-income securities of any maturity or credit quality.

Principal Risks of Investing in the Fund
The Fund is aggressively managed and investing in the Fund involves risk. There is no guarantee that the Fund will achieve its investment objective and you could lose money on your investment in the Fund, just as you could with other investments. The Adviser's judgments about the companies or investment opportunities may not anticipate actual stock price movements or company performance, and these judgments may affect the return on your investment.
Other principal risks include:

Risk                     Definition
________________________________________________________________________________
Stock market risk        The value of your investment in the Fund is
                         based on the market prices of the
                         securities the Fund holds. These prices
                         change daily due to economic and other
                         events that affect particular companies and
                         other issuers or the market as a whole.
________________________________________________________________________________
Value investing risk     The Fund uses a value-oriented investment
                         approach. However, a particular stock may
                         not increase in price as anticipated by the
                         Adviser (and may actually decline in price)
                         if other investors fail to recognize the
                         stock's value or if a catalyst that the
                         Adviser believes will increase the price of
                         the stock does not occur or does not affect
                         the price of the stock in the manner or to
                         the degree anticipated. Also, the Adviser's
                         calculation of a company's intrinsic value
                         involves, in part, estimates of future cash
                         flow which may prove to be incorrect and,
                         therefore, result in sales of the stock at
                         prices lower than the Fund's original
                         purchase price.
________________________________________________________________________________
Non-diversification risk The Fund is classified as non-diversified, which means that it may invest in the
                         securities of relatively few issuers. As a
                         result, the Fund may be more susceptible
                         than a diversified fund to a single adverse
                         economic or political occurrence affecting
                         one or more of these issuers, and may
                         experience increased volatility due to its
                         investments in those securities.
________________________________________________________________________________
Smaller company risk     The Fund may invest in micro, small or mid
                         cap companies. Generally, micro, small and
                         mid cap companies, which are often less
                         seasoned, have more potential for rapid
                         growth. However, they often involve greater
                         risk than large cap companies and these
                         risks are passed on to funds that invest in
                         them. These companies may not have the
                         management experience, financial resources,
                         product diversification and competitive
                         strengths of larger companies.
________________________________________________________________________________
Foreign securities risk  Investments in securities of foreign companies can be more volatile than
                         investments in U.S. companies. Diplomatic,
                         political, or economic developments,
                         including nationalization or appropriation,
                         could affect investments in foreign
                         companies. Foreign securities markets
                         generally have less trading volume and less
                         liquidity than U.S. markets. In addition,
                         the value of securities denominated in
                         foreign currencies, and of dividends from
                         such securities, can change significantly
                         when foreign currencies strengthen or
                         weaken relative to the U.S. Dollar.
________________________________________________________________________________
Short sale risk          Short-selling is a technique that may be
                         considered speculative. Unlike long
                         positions which have a finite amount of
                         money at risk, unhedged short positions
                         represent theoretically unlimited exposure
                         to the Fund because the price of the stock
                         could increase without limit, making it
                         more expensive for the Fund to close the
                         short position by purchasing replacement
                         stock.
________________________________________________________________________________
Derivatives risk         The use of derivatives involves risks
                         different from, or possibly greater than,
                         the risks associated with investing
                         directly in the underlying
                         assets. Derivatives can be highly volatile,
                         illiquid and difficult to value, and there
                         is the risk that changes in the value of a
                         derivative held by the Fund will not
                         correlate with the underlying instruments
                         or the Fund's other investments. Derivative
                         instruments also involve the risk that a
                         loss may be sustained as a result of the
                         failure of the counterparty to the
                         derivative instruments to make required
                         payments or otherwise comply with the
                         derivative instruments' terms.
________________________________________________________________________________
Fixed income risk        Yields and principal values of debt
                         securities (bonds) will fluctuate. Generally,
                         values of debt securities change inversely with
                         interest rates. For example, as interest rates go
                         up, the value of debt securities tends to
                         go down and, as a result, the value of the
                         Fund may go down.

Performance
The bar chart and table below give an indication of the Fund's risks and performance. The bar chart shows how the Fund's annual return has varied over the past two calendar years. The table shows the average annual returns of the
Fund's shares for the 1-year and lifetime periods. When you consider this information, please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Annual Total Return as of December 31 of Each Year Calendar Year Total Return

During the period shown in the chart above, the Fund's highest quarterly return was 23.50% (quarter ended June 30, 2009) and the Fund's lowest quarterly return was (27.85)% (quarter ended December 31, 2008).

Average Annual Total Returns (For periods ended December 31, 2010)
Average Annual Total Returns Academy Select Opportunities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Return Before Taxes	2.55%	(9.56%)	Dec 31, 2007
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	2.55%	(10.02%)	Dec 31, 2007
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.66%	(8.25%)	Dec 31, 2007
S&P 500® Total Return Index	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	15.06%	(2.86%)	Dec 31, 2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2011
Academy Select Opportunities Fund (Prospectus Summary) | Academy Select Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Academy Select Opportunities Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Academy Select Opportunities Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 20%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and reflects the Adviser's waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing in a concentrated portfolio of equity securities that the Adviser believes offer high absolute-return potential. Absolute-return potential refers to the ability of an investment to produce positive returns regardless of the performance of its asset class. The
Fund's investment strategy should be considered aggressive in that the Adviser expects to purchase securities that have the potential for gains over the long term, but may be volatile and may decline in price over shorter periods. The
Fund invests primarily in U.S. equity securities (typically, common stock) but may, to a lesser extent, invests in equity securities of foreign companies. The
Fund may invest in companies of any size.

The Fund is designed to permit the Adviser to have considerable latitude in positioning the Fund's portfolio in the traditional securities market as well as the derivatives market (e.g., options trading strategies). The Adviser seeks to identify investment opportunities on a company-by-company basis, focusing on each investment opportunity individually, as opposed to focusing primarily on macro-economic or market trends. The Adviser applies fundamental analytical techniques to identify what it considers market mis-evaluations of companies and/or securities that present investment opportunities. The Adviser believes that the intrinsic, absolute-return potential of these investments is greater than any possible adverse macro-economic sentiment. The Adviser also believes that each investment opportunity must offer a compelling rationale and favorable risk/reward trade-offs to warrant consideration. In the absence of such opportunities, the Fund will hold cash or its equivalent. Consequently, the number and level of investments may vary significantly. The Fund will generally hold between 20 and 30 positions in the portfolio.

Although market conditions and other factors may cause deviations, the Adviser typically aims to maintain a portfolio with the following attributes:

·  Non-diversified portfolio driven by individual security/trade analysis

·  Primarily long positions, but may sell securities short or purchase/sell options

·  Highly variable regarding number and level of investments

·  Potential investments could include, but should not be considered limited to, the following: domestic and foreign equity and fixed income securities, exchange traded funds, mutual funds, and derivatives (based on underlying securities, commodities, funds and indices)

·  Potential for higher portfolio turnover rate

The Fund may invest in fixed-income securities if the Adviser feels that such securities offer an advantageous way to invest in a company, as either a direct investment or as a hedge to a direct investment. Fixed-income securities will generally be used to seek capital appreciation rather than to solely gain exposure to macro interest rates or credit spreads. To the extent that the Fund invests in fixed-income securities, it may invest in fixed-income securities of any maturity or credit quality.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund is aggressively managed and investing in the Fund involves risk. There is no guarantee that the Fund will achieve its investment objective and you could lose money on your investment in the Fund, just as you could with other investments. The Adviser's judgments about the companies or investment opportunities may not anticipate actual stock price movements or company performance, and these judgments may affect the return on your investment.
Other principal risks include:

Risk                     Definition
________________________________________________________________________________
Stock market risk        The value of your investment in the Fund is
                         based on the market prices of the
                         securities the Fund holds. These prices
                         change daily due to economic and other
                         events that affect particular companies and
                         other issuers or the market as a whole.
________________________________________________________________________________
Value investing risk     The Fund uses a value-oriented investment
                         approach. However, a particular stock may
                         not increase in price as anticipated by the
                         Adviser (and may actually decline in price)
                         if other investors fail to recognize the
                         stock's value or if a catalyst that the
                         Adviser believes will increase the price of
                         the stock does not occur or does not affect
                         the price of the stock in the manner or to
                         the degree anticipated. Also, the Adviser's
                         calculation of a company's intrinsic value
                         involves, in part, estimates of future cash
                         flow which may prove to be incorrect and,
                         therefore, result in sales of the stock at
                         prices lower than the Fund's original
                         purchase price.
________________________________________________________________________________
Non-diversification risk The Fund is classified as non-diversified, which means that it may invest in the
                         securities of relatively few issuers. As a
                         result, the Fund may be more susceptible
                         than a diversified fund to a single adverse
                         economic or political occurrence affecting
                         one or more of these issuers, and may
                         experience increased volatility due to its
                         investments in those securities.
________________________________________________________________________________
Smaller company risk     The Fund may invest in micro, small or mid
                         cap companies. Generally, micro, small and
                         mid cap companies, which are often less
                         seasoned, have more potential for rapid
                         growth. However, they often involve greater
                         risk than large cap companies and these
                         risks are passed on to funds that invest in
                         them. These companies may not have the
                         management experience, financial resources,
                         product diversification and competitive
                         strengths of larger companies.
________________________________________________________________________________
Foreign securities risk  Investments in securities of foreign companies can be more volatile than
                         investments in U.S. companies. Diplomatic,
                         political, or economic developments,
                         including nationalization or appropriation,
                         could affect investments in foreign
                         companies. Foreign securities markets
                         generally have less trading volume and less
                         liquidity than U.S. markets. In addition,
                         the value of securities denominated in
                         foreign currencies, and of dividends from
                         such securities, can change significantly
                         when foreign currencies strengthen or
                         weaken relative to the U.S. Dollar.
________________________________________________________________________________
Short sale risk          Short-selling is a technique that may be
                         considered speculative. Unlike long
                         positions which have a finite amount of
                         money at risk, unhedged short positions
                         represent theoretically unlimited exposure
                         to the Fund because the price of the stock
                         could increase without limit, making it
                         more expensive for the Fund to close the
                         short position by purchasing replacement
                         stock.
________________________________________________________________________________
Derivatives risk         The use of derivatives involves risks
                         different from, or possibly greater than,
                         the risks associated with investing
                         directly in the underlying
                         assets. Derivatives can be highly volatile,
                         illiquid and difficult to value, and there
                         is the risk that changes in the value of a
                         derivative held by the Fund will not
                         correlate with the underlying instruments
                         or the Fund's other investments. Derivative
                         instruments also involve the risk that a
                         loss may be sustained as a result of the
                         failure of the counterparty to the
                         derivative instruments to make required
                         payments or otherwise comply with the
                         derivative instruments' terms.
________________________________________________________________________________
Fixed income risk        Yields and principal values of debt
                         securities (bonds) will fluctuate. Generally,
                         values of debt securities change inversely with
                         interest rates. For example, as interest rates go
                         up, the value of debt securities tends to
                         go down and, as a result, the value of the
                         Fund may go down.

Risk, Lose Money	rr_RiskLoseMoney	There is no guarantee that the Fund will achieve its investment objective and you could lose money on your investment in the Fund, just as you could with other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is classified as non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table below give an indication of the Fund's risks and performance. The bar chart shows how the Fund's annual return has varied over the past two calendar years. The table shows the average annual returns of the
Fund's shares for the 1-year and lifetime periods. When you consider this information, please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below give an indication of the Fund's risks and performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	When you consider this information, please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return as of December 31 of Each Year Calendar Year Total Return
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period shown in the chart above, the Fund's highest quarterly return was 23.50% (quarter ended June 30, 2009) and the Fund's lowest quarterly return was (27.85)% (quarter ended December 31, 2008).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2010)
Academy Select Opportunities Fund (Prospectus Summary) | Academy Select Opportunities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.85%)
Academy Select Opportunities Fund | S&P 500® Total Return Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.86%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Academy Select Opportunities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees (applicable to shares sold or exchanged within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	3.37%
Affiliated fund fees and expenses	ck0001415726_OperatingExpenseAdditionalExpense1	0.0004
Total annual fund operating expenses	rr_ExpensesOverAssets	4.66%
(Less fees waived/expenses reimbursed)	rr_FeeWaiverOrReimbursementOverAssets	(2.66%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	2.00%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	203
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,166
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,136
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,589
Annual Return 2008	rr_AnnualReturn2008	(38.24%)
Annual Return 2009	rr_AnnualReturn2009	16.79%
Annual Return 2010	rr_AnnualReturn2010	2.55%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(9.56%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Academy Select Opportunities Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(10.02%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Academy Select Opportunities Fund | Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(8.25%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007

[1]	The Adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses do not exceed 2.00% of average daily net assets from April 30, 2011 through April 30, 2012. Pursuant to its expense limitation agreement with the Fund, the Adviser is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid.